Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 14, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 14, 2011
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAUPX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBUPX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUPX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTFX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPEAX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCAX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCBX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDAX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDBX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBAX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLIBX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PENAX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTSX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALTX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SACAX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBCAX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWHCX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAGPX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBGPX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGPX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAIPX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBIPX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIPX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SABPX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBBPX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCBPX
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBAX
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDCX

Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Delete the second Example table on page 20 and replace with the following:

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Strategic Asset Management Flexible Income Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	501	769	1,056	1,873
Class B	213	658	1,129	2,224
Class C	207	640	1,098	2,369

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
Delete the second Example table on page 20 and replace with the following:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Flexible Income Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	501
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	769
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,873
Strategic Asset Management Flexible Income Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,224
Strategic Asset Management Flexible Income Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,369

Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
PRINCIPAL LIFETIME 2050 FUND
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
PRINCIPAL LIFETIME 2030 FUND
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
PRINCIPAL LIFETIME 2040 FUND
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
PRINCIPAL LIFETIME 2020 FUND
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
PRINCIPAL LIFETIME 2010 FUND
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
        Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 12)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 17)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 22)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 28)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 33)
PRINCIPAL LIFETIME 2010 FUND (page 39)
PRINCIPAL LIFETIME 2020 FUND (page 45)
PRINCIPAL LIFETIME 2030 FUND (page 52)
PRINCIPAL LIFETIME 2040 FUND (page 59)
PRINCIPAL LIFETIME 2050 FUND (page 65

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund
GLOBAL DIVERSIFIED INCOME FUND
Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

For the year ended October 31, 2010
Annual Fund Operating Expenses Global Diversified Income Fund	Class A	Class C
Management Fees	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.12%	0.13%
Total Annual Fund Operating Expenses	1.16%	1.92%
Expense Reimbursement	none	none
Total Annual Fund Operating Expenses after Expense Reimbursement	1.16%	1.92%

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Diversified Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	489	730	989	1,731
Class C	295	603	1,037	2,243

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Global Diversified Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	489	730	989	1,731
Class C	195	603	1,037	2,243

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Class A, Class B, and Class C Prospectus
           for Principal Funds, Inc.
              dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Operating Expenses, Caption	rr_OperatingExpensesCaption	For the year ended October 31, 2010
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Global Diversified Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	489
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	730
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	989
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,731
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	489
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	730
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	989
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,731
Global Diversified Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	295
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,037
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,243